Notes payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of payments due on notes payable

The following is a schedule of payments due on notes payable as of September 30, 2020 (in thousands):

September 30, 2020

Year Ending December 31:
Remainder of 2020	$
2021
2022

Total payments due

Less:
Interest payments, loan discounts and financing costs
Current portion, less loan discounts and financing costs

Notes payable, net of current portion	$

The following is a schedule of payments due on notes payable as of December 31, 2019 (in thousands):

Amount

Year Ending December 31:
2020	$7,098
2021	10,654
2022	4,237

Total payments due	21,989

Less:
Interest payments, loan discounts and financing costs	(2,162)
Current portion, less loan discounts and financing costs	(5,765)

Notes payable, net of current portion	$14,062